UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:	Vanguard Montgomery Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2019—June 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2019 Vanguard Market Neutral Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•                  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•                  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Market Neutral Fund	12/31/2018	6/30/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$894.12	$6.62
Institutional Shares	1,000.00	893.84	6.34
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,017.80	$7.05
Institutional Shares	1,000.00	1,018.10	6.76

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 1.41% for Investor Shares and 1.35% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Market Neutral Fund

Sector Diversification

As of June 30, 2019

	Long Portfolio	Short Portfolio
Communication Services	4.0%	4.2%
Consumer Discretionary	13.1	12.9
Consumer Staples	2.7	2.7
Energy	5.6	5.5
Financials	13.1	13.3
Health Care	13.3	13.4
Industrials	18.3	18.0
Information Technology	14.6	14.4
Materials	5.3	5.6
Real Estate	5.8	5.7
Utilities	4.2	4.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Market Neutral Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks–Long Positions (99.2%)
Communication Services (3.9%)
^,†	Match Group Inc.	96,562	6,496
†,*	Discovery Communications Inc. Class A	204,892	6,290
*	Alphabet Inc. Class C	5,073	5,483
	Nexstar Media Group Inc. Class A	52,744	5,327
†,*	Glu Mobile Inc.	731,374	5,251
†	News Corp. Class B	282,488	3,944
†	TEGNA Inc.	204,809	3,103
†,*	Liberty TripAdvisor Holdings Inc. Class A	138,691	1,720
†,*	MSG Networks Inc.	51,648	1,071
†	Gannett Co. Inc.	125,076	1,021
*	United States Cellular Corp.	20,952	936
			40,642
Consumer Discretionary (13.0%)
†,*	Boot Barn Holdings Inc.	212,028	7,557
†,*	Rent-A-Center Inc.	274,504	7,310
^,†,*	RH	61,927	7,159
†,*	Deckers Outdoor Corp.	40,228	7,079
†,*	SeaWorld Entertainment Inc.	226,659	7,026
†	Brinker International Inc.	171,142	6,734
^,*	YETI Holdings Inc.	226,037	6,544
†,*	Planet Fitness Inc. Class A	88,116	6,383
	Starbucks Corp.	73,757	6,183
†,*	Chipotle Mexican Grill Inc. Class A	8,327	6,103
†	Ralph Lauren Corp. Class A	52,469	5,960
	Whirlpool Corp.	40,960	5,831
	Wingstop Inc.	58,927	5,583
†,*	Etsy Inc.	74,603	4,578
†,*	Stoneridge Inc.	140,622	4,437
†,*	Conn’s Inc.	248,533	4,429
†	Lear Corp.	28,287	3,939
†	Bed Bath & Beyond Inc.	334,760	3,890
†,*	Lululemon Athletica Inc.	19,625	3,537
	Dave & Buster’s Entertainment Inc.	82,126	3,324
†	Bloomin’ Brands Inc.	130,010	2,458
†	Tailored Brands Inc.	394,280	2,275
	NIKE Inc. Class B	20,705	1,738
*	MercadoLibre Inc.	2,779	1,700
†,*	Fossil Group Inc.	136,575	1,571
	Signet Jewelers Ltd.	81,714	1,461
*	Everi Holdings Inc.	106,837	1,275
*	frontdoor Inc.	28,193	1,228
*	1-800-Flowers.com Inc. Class A	64,096	1,210
	Home Depot Inc.	5,361	1,115
*	Genesco Inc.	26,240	1,110
†	Dick’s Sporting Goods Inc.	31,098	1,077
†,*	Scientific Games Corp.	47,705	945
†	GameStop Corp. Class A	142,660	780
			133,529
Consumer Staples (2.7%)
†,*	Boston Beer Co. Inc. Class A	20,494	7,742
†,*	TreeHouse Foods Inc.	99,336	5,374
	Estee Lauder Cos. Inc. Class A	24,372	4,463
†,*	Herbalife Nutrition Ltd.	59,823	2,558
†	Medifast Inc.	19,006	2,439
*	Chefs’ Warehouse Inc.	32,090	1,125
	Philip Morris International Inc.	13,579	1,066
	Mondelez International Inc. Class A	19,323	1,042
*	Edgewell Personal Care Co.	34,525	930
†,*	USANA Health Sciences Inc.	7,247	576
			27,315
Energy (5.5%)
†	ConocoPhillips	117,347	7,158
^,†,*	California Resources Corp.	308,316	6,068
†,*	W&T Offshore Inc.	1,176,491	5,835
†,*	Carrizo Oil & Gas Inc.	567,331	5,685
†	Range Resources Corp.	810,292	5,656
†,*	Southwestern Energy Co.	1,703,425	5,383
†,*	CONSOL Energy Inc.	201,684	5,367
†,*	Renewable Energy Group Inc.	297,095	4,712

Market Neutral Fund

			Market
			Value•
		Shares	($000)
†	Devon Energy Corp.	149,969	4,277
	Hess Corp.	31,894	2,027
†	Cabot Oil & Gas Corp.	57,908	1,330
	Arch Coal Inc. Class A	13,906	1,310
	Archrock Inc.	105,500	1,118
†,*	Denbury Resources Inc.	786,727	975
			56,901
Financials (13.0%)
†	Zions Bancorp NA	156,922	7,215
†	Comerica Inc.	99,033	7,194
†	Walker & Dunlop Inc.	131,572	7,001
	Discover Financial Services	89,505	6,945
†	Primerica Inc.	56,772	6,810
†	LPL Financial Holdings Inc.	81,794	6,672
†	Synchrony Financial	170,413	5,908
†	Navient Corp.	423,013	5,774
†	AXA Equitable Holdings Inc.	273,249	5,711
†	Nelnet Inc. Class A	88,954	5,268
†	Ally Financial Inc.	169,872	5,264
†	FirstCash Inc.	52,253	5,226
†	Torchmark Corp.	57,714	5,163
†	Bank of NT Butterfield & Son Ltd.	142,116	4,826
†	Universal Insurance Holdings Inc.	167,022	4,660
†	E*TRADE Financial Corp.	101,955	4,547
†	Regions Financial Corp.	289,917	4,331
†,*	Enova International Inc.	166,092	3,828
	Progressive Corp.	47,824	3,823
†	Assured Guaranty Ltd.	88,440	3,721
†	American Equity Investment Life Holding Co.	119,197	3,237
†,*	Mr Cooper Group Inc.	367,240	2,942
	MetLife Inc.	43,932	2,182
†	BrightSphere Investment Group plc	189,871	2,166
†	Commerce Bancshares Inc.	29,797	1,778
	Kinsale Capital Group Inc.	18,975	1,736
	Radian Group Inc.	75,036	1,715
†	First BanCorp	150,254	1,659
*	Cannae Holdings Inc.	38,511	1,116
†	Umpqua Holdings Corp.	66,189	1,098
	Popular Inc.	19,925	1,081
†,*	SVB Financial Group	4,775	1,072
	Piper Jaffray Cos.	14,335	1,065
*	NMI Holdings Inc. Class A	36,758	1,044
			133,778
Health Care (13.2%)
†,*	Medpace Holdings Inc.	121,010	7,916
†,*	Haemonetics Corp.	62,971	7,578
†	Bruker Corp.	149,380	7,462
†,*	Integer Holdings Corp.	87,927	7,379
^,*	Arrowhead Pharmaceuticals Inc.	257,033	6,811
†,*	STAAR Surgical Co.	219,832	6,459
†,*	Enanta Pharmaceuticals Inc.	72,700	6,134
*	Veeva Systems Inc. Class A	35,043	5,681
†,*	Tenet Healthcare Corp.	267,467	5,526
*	Quidel Corp.	90,880	5,391
†,*	Mallinckrodt plc	570,742	5,239
^,*	Esperion Therapeutics Inc.	107,538	5,003
†,*	Genomic Health Inc.	69,132	4,021
†,*	Allscripts Healthcare Solutions Inc.	307,090	3,571
†,*	Endo International plc	816,370	3,363
†,*	CareDx Inc.	92,627	3,334
†,*	Acorda Therapeutics Inc.	428,885	3,290
†,*	Brookdale Senior Living Inc.	442,569	3,191
	Dentsply Sirona Inc.	51,448	3,002
†,*	Ironwood Pharmaceuticals Inc. Class A	268,798	2,941
*	BioTelemetry Inc.	59,977	2,888
	Ensign Group Inc.	48,656	2,769
	Stryker Corp.	13,426	2,760
	AbbVie Inc.	31,350	2,280
*	Lantheus Holdings Inc.	74,244	2,101
*	Natera Inc.	67,042	1,849
*	Ra Pharmaceuticals Inc.	51,095	1,536
	Mesa Laboratories Inc.	6,260	1,530
*	Illumina Inc.	4,102	1,510
†,*	Avanos Medical Inc.	31,591	1,378
*	MacroGenics Inc.	79,492	1,349
*	NanoString Technologies Inc.	41,917	1,272
^,*	Intrexon Corp.	163,300	1,251
†	Eli Lilly & Co.	10,746	1,191
*	CorVel Corp.	13,009	1,132
*	Epizyme Inc.	88,128	1,106
	Gilead Sciences Inc.	16,300	1,101
*	Fluidigm Corp.	88,201	1,087
*	Global Blood Therapeutics Inc.	19,452	1,023
*	Biohaven Pharmaceutical Holding Co. Ltd.	17,051	747
			135,152
Industrials (18.2%)
†,*	Continental Building Products Inc.	285,282	7,580
†,*	Aerojet Rocketdyne Holdings Inc.	169,261	7,578
†	Caterpillar Inc.	54,248	7,393
†	Allison Transmission Holdings Inc.	157,815	7,315

Market Neutral Fund

			Market
			Value•
		Shares	($000)
†,*	Atkore International Group Inc.	280,135	7,247
†	Dover Corp.	71,797	7,194
†	Armstrong World Industries Inc.	73,037	7,099
†	Expeditors International of Washington Inc.	93,312	7,079
†,*	TriNet Group Inc.	100,935	6,843
†,*	Generac Holdings Inc.	98,186	6,815
	Lennox International Inc.	24,698	6,792
†	WW Grainger Inc.	25,200	6,759
†	Pentair plc	175,044	6,512
†	Triton International Ltd.	197,925	6,484
†,*	Aerovironment Inc.	106,146	6,026
	AGCO Corp.	74,684	5,793
†	GrafTech International Ltd.	501,429	5,766
†,*	WESCO International Inc.	109,503	5,546
†,*	Vicor Corp.	174,205	5,409
†,*	FTI Consulting Inc.	63,366	5,313
†,*	Meritor Inc.	191,862	4,653
†	ArcBest Corp.	161,665	4,544
^,*	Enphase Energy Inc.	237,012	4,321
†,*	Builders FirstSource Inc.	242,823	4,094
†	Rush Enterprises Inc. Class A	106,345	3,884
†,*	Harsco Corp.	134,666	3,695
†	Kforce Inc.	99,322	3,485
†	Korn Ferry	82,961	3,324
	Spirit AeroSystems Holdings Inc. Class A	39,517	3,216
†	Nielsen Holdings plc	133,933	3,027
†	Boeing Co.	5,954	2,167
†,*	Echo Global Logistics Inc.	96,632	2,017
†	Robert Half International Inc.	26,903	1,534
*	Resideo Technologies Inc.	67,931	1,489
	Triumph Group Inc.	53,344	1,222
	Landstar System Inc.	10,802	1,167
	Macquarie Infrastructure Corp.	28,295	1,147
*	BMC Stock Holdings Inc.	52,816	1,120
†,*	TrueBlue Inc.	48,952	1,080
†	Schneider National Inc. Class B	54,420	993
*	Astronics Corp.	24,599	989
†	Pitney Bowes Inc.	226,276	968
			186,679
Information Technology (14.4%)
†	CDW Corp.	65,780	7,302
†,*	Workiva Inc.	124,260	7,218
†,*	Zebra Technologies Corp.	34,155	7,155
†,*	Atlassian Corp. plc Class A	53,743	7,032
†	Booz Allen Hamilton Holding Corp. Class A	106,015	7,019
†,*	Lattice Semiconductor Corp.	480,335	7,008
†,*	Five9 Inc.	134,800	6,914
†,*	Advanced Micro Devices Inc.	207,140	6,291
*	Tech Data Corp.	59,645	6,239
†	HP Inc.	299,293	6,222
†,*	Cardtronics plc Class A	218,475	5,969
†	Sabre Corp.	256,166	5,687
*	HubSpot Inc.	31,707	5,407
†	Avnet Inc.	114,838	5,199
*	Dell Technologies Inc.	100,542	5,107
†,*	Fitbit Inc. Class A	1,134,275	4,991
†,*	Synaptics Inc.	167,526	4,882
	QUALCOMM Inc.	60,954	4,637
†,*	Fortinet Inc.	59,875	4,600
†,*	Sykes Enterprises Inc.	148,312	4,073
†,*	Diebold Nixdorf Inc.	410,734	3,762
†,*	CACI International Inc. Class A	15,742	3,221
†,*	Appfolio Inc.	29,888	3,057
*	Insight Enterprises Inc.	52,240	3,040
*	Teradata Corp.	63,881	2,290
*	Ciena Corp.	49,219	2,024
†,*	Diodes Inc.	51,763	1,883
†,*	Extreme Networks Inc.	290,770	1,881
†,*	Box Inc.	95,939	1,689
	ADTRAN Inc.	100,968	1,540
	ManTech International Corp. Class A	21,606	1,423
†,*	Anixter International Inc.	22,178	1,324
	Visa Inc. Class A	6,605	1,146
*	Virtusa Corp.	22,917	1,018
			148,250
Materials (5.3%)
†	Ball Corp.	104,073	7,284
†	Domtar Corp.	157,349	7,007
†,*	Verso Corp.	292,815	5,578
†	Warrior Met Coal Inc.	212,217	5,543
†	CF Industries Holdings Inc.	115,815	5,410
†,*	Element Solutions Inc.	502,992	5,201
†	Valvoline Inc.	256,445	5,008
†	Greif Inc. Class A	113,039	3,680
†	Materion Corp.	45,024	3,053
	Sonoco Products Co.	35,022	2,288
	Ecolab Inc.	11,184	2,208
	Olin Corp.	60,877	1,334
†	Mosaic Co.	17,578	440
			54,034
Real Estate (5.8%)
†	Medical Properties Trust Inc.	387,870	6,764
†	Lexington Realty Trust	713,455	6,714
†	EPR Properties	89,022	6,640

Market Neutral Fund

			Market
			Value•
		Shares	($000)
†	Spirit Realty Capital Inc.	155,479	6,633
†	Park Hotels & Resorts Inc.	213,059	5,872
†	Invitation Homes Inc.	207,822	5,555
†	Sabra Health Care REIT Inc.	263,535	5,189
†	Omega Healthcare Investors Inc.	95,780	3,520
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	91,816	2,587
†	SITE Centers Corp.	172,534	2,284
^	Innovative Industrial Properties Inc.	14,079	1,740
	CoreCivic Inc.	75,280	1,563
	Kennedy-Wilson Holdings Inc.	62,364	1,283
	Global Net Lease Inc.	54,995	1,079
	Essential Properties Realty Trust Inc.	50,040	1,003
	GEO Group Inc.	45,786	962
			59,388
Utilities (4.2%)
†	AES Corp.	413,558	6,931
†	NRG Energy Inc.	190,079	6,675
†	Exelon Corp.	137,388	6,586
	Black Hills Corp.	83,573	6,533
	Southern Co.	103,080	5,698
	NorthWestern Corp.	63,309	4,568
†	FirstEnergy Corp.	73,480	3,146
	Hawaiian Electric Industries Inc.	65,021	2,832
			42,969
Total Common Stocks—Long Positions (Cost $945,935)			1,018,637
Common Stocks Sold Short (-100.3%)
Communication Services (-4.2%)
*	Zillow Group Inc.	(154,577)	(7,171)
*	GCI Liberty Inc. Class A	(105,904)	(6,509)
*	Netflix Inc.	(16,018)	(5,884)
*	Zynga Inc. Class A	(945,708)	(5,797)
	Sirius XM Holdings Inc.	(1,009,539)	(5,633)
*	Liberty Media Corp-Liberty Formula One	(106,273)	(3,976)
*	Liberty Broadband Corp.	(32,630)	(3,401)
*	Liberty Broadband Corp. Class A	(14,080)	(1,448)
	AT&T Inc.	(38,473)	(1,289)
	Cinemark Holdings Inc.	(32,645)	(1,178)
	Marcus Corp.	(31,170)	(1,027)
			(43,313)
Consumer Discretionary (-13.0%)
*	Hilton Grand Vacations Inc.	(238,290)	(7,582)
*	GrubHub Inc.	(96,860)	(7,554)
	Polaris Industries Inc.	(76,752)	(7,002)
*	Mohawk Industries Inc.	(46,518)	(6,860)
*	LKQ Corp.	(257,132)	(6,842)
	Marriott Vacations Worldwide Corp.	(70,944)	(6,839)
	Wyndham Hotels & Resorts Inc.	(122,677)	(6,838)
	Strategic Education Inc.	(38,284)	(6,815)
*	Grand Canyon Education Inc.	(56,005)	(6,554)
	LCI Industries	(71,257)	(6,413)
*	Groupon Inc. Class A	(1,666,406)	(5,966)
	Designer Brands Inc. Class A	(286,458)	(5,491)
	Leggett & Platt Inc.	(140,939)	(5,408)
*	Tempur Sealy International Inc.	(73,136)	(5,366)
	Children’s Place Inc.	(55,194)	(5,264)
	Big Lots Inc.	(179,385)	(5,132)
	Choice Hotels International Inc.	(44,244)	(3,850)
	Caleres Inc.	(180,836)	(3,602)
*	Quotient Technology Inc.	(327,831)	(3,521)
	Brunswick Corp.	(66,210)	(3,038)
*	Bright Horizons Family Solutions Inc.	(19,259)	(2,906)
	McDonald’s Corp.	(12,791)	(2,656)
*	National Vision Holdings Inc.	(79,550)	(2,445)
	Carter’s Inc.	(20,282)	(1,978)
*	Stamps.com Inc.	(39,504)	(1,788)
*	Roku Inc.	(19,606)	(1,776)
	Oxford Industries Inc.	(20,527)	(1,556)
	Thor Industries Inc.	(19,704)	(1,152)
	International Game Technology plc	(63,530)	(824)
	Tenneco Inc. Class A	(65,514)	(727)
			(133,745)
Consumer Staples (-2.7%)
	Energizer Holdings Inc.	(159,340)	(6,157)
	Sanderson Farms Inc.	(35,666)	(4,871)
	Conagra Brands Inc.	(119,203)	(3,161)
	Clorox Co.	(20,312)	(3,110)
	PriceSmart Inc.	(60,784)	(3,107)
*	Central Garden & Pet Co. Class A	(97,579)	(2,404)
	Keurig Dr Pepper Inc.	(76,473)	(2,210)
	Vector Group Ltd.	(106,104)	(1,035)

Market Neutral Fund

			Market
			Value•
		Shares	($000)
*	Hostess Brands Inc. Class A	(71,391)	(1,031)
*	Hain Celestial Group Inc.	(46,414)	(1,016)
			(28,102)
Energy (-5.5%)
	Concho Resources Inc.	(64,798)	(6,686)
	Golar LNG Ltd.	(304,385)	(5,625)
	US Silica Holdings Inc.	(426,033)	(5,449)
*	Oceaneering International Inc.	(224,813)	(4,584)
*	McDermott International	(473,952)	(4,578)
*	Matador Resources Co.	(230,282)	(4,578)
	Patterson-UTI Energy Inc.	(318,893)	(3,670)
*	Select Energy Services Inc. Class A	(288,212)	(3,346)
	Williams Cos. Inc.	(108,433)	(3,041)
*	Diamond Offshore Drilling Inc.	(283,459)	(2,514)
	Ensco Rowan plc Class A	(294,109)	(2,509)
*	Oil States International Inc.	(135,084)	(2,472)
*	Callon Petroleum Co.	(339,410)	(2,237)
*	Centennial Resource Development Inc.Class A	(230,730)	(1,751)
	RPC Inc.	(199,735)	(1,440)
	Ship Finance International Ltd.	(88,641)	(1,109)
	Scorpio Tankers Inc.	(32,167)	(950)
			(56,539)
Financials (-13.4%)
*	LendingTree Inc.	(17,350)	(7,288)
	Legg Mason Inc.	(186,834)	(7,152)
	Assurant Inc.	(66,653)	(7,091)
*	Enstar Group Ltd.	(40,165)	(7,000)
	MarketAxess Holdings Inc.	(21,309)	(6,849)
	CME Group Inc.	(34,851)	(6,765)
	New York Community Bancorp Inc.	(669,965)	(6,686)
	Cboe Global Markets Inc.	(64,357)	(6,669)
	Valley National Bancorp	(612,537)	(6,603)
*	LendingClub Corp.	(1,909,436)	(6,263)
	Invesco Ltd.	(305,810)	(6,257)
*	Markel Corp.	(5,718)	(6,230)
*	eHealth Inc.	(72,164)	(6,213)
	WisdomTree Investments Inc.	(890,639)	(5,495)
	South State Corp.	(66,149)	(4,873)
	State Street Corp.	(82,533)	(4,627)
	CNO Financial Group Inc.	(192,744)	(3,215)
	Chubb Ltd.	(18,897)	(2,783)
	Moelis & Co. Class A	(78,237)	(2,734)
	BankUnited Inc.	(80,650)	(2,721)
	Bank OZK	(83,461)	(2,511)
	Pinnacle Financial Partners Inc.	(41,363)	(2,378)
	Renasant Corp.	(63,519)	(2,283)
	James River Group Holdings Ltd.	(46,561)	(2,184)
*	PRA Group Inc.	(74,660)	(2,101)
	Home BancShares Inc.	(101,441)	(1,954)
	Banc of California Inc.	(120,686)	(1,686)
*	Green Dot Corp. Class A	(26,737)	(1,308)
	Nasdaq Inc.	(13,595)	(1,307)
	Interactive Brokers Group Inc.	(22,040)	(1,195)
	Hamilton Lane Inc. Class A	(20,386)	(1,163)
	CenterState Bank Corp.	(48,725)	(1,122)
	Kearny Financial Corp.	(82,355)	(1,095)
*	Blucora Inc.	(35,009)	(1,063)
	Investors Bancorp Inc.	(48,011)	(535)
			(137,399)
Health Care (-13.4%)
*	Teladoc Health Inc.	(117,693)	(7,816)
*	Mirati Therapeutics Inc.	(70,082)	(7,219)
*	Insulet Corp.	(59,829)	(7,142)
*	Ultragenyx Pharmaceutical Inc.	(110,462)	(7,014)
*	LHC Group Inc.	(57,597)	(6,888)
*	Alnylam Pharmaceuticals Inc.	(89,819)	(6,517)
*	Nevro Corp.	(97,702)	(6,334)
*	Immunomedics Inc.	(431,718)	(5,988)
*	Amicus Therapeutics Inc.	(476,301)	(5,944)
*	iRhythm Technologies Inc.	(71,783)	(5,677)
*	Bluebird Bio Inc.	(40,632)	(5,168)
*	Aerie Pharmaceuticals Inc.	(171,231)	(5,060)
*	Intercept Pharmaceuticals Inc.	(62,041)	(4,937)
*	Natus Medical Inc.	(189,776)	(4,875)
*	ABIOMED Inc.	(17,841)	(4,647)
*	Boston Scientific Corp.	(98,240)	(4,222)
*	Clovis Oncology Inc.	(273,197)	(4,063)
*	Allakos Inc.	(84,082)	(3,643)
*	Madrigal Pharmaceuticals Inc.	(33,970)	(3,560)
*	Heron Therapeutics Inc.	(187,024)	(3,477)
*	Aimmune Therapeutics Inc.	(162,964)	(3,393)
*	Neurocrine Biosciences Inc.	(39,132)	(3,304)
*	Diplomat Pharmacy Inc.	(539,546)	(3,286)
*	Wright Medical Group NV	(108,356)	(3,231)
*	PTC Therapeutics Inc.	(53,745)	(2,419)
*	Penumbra Inc.	(12,167)	(1,947)
*	ViewRay Inc.	(217,027)	(1,912)
*	Exelixis Inc.	(85,658)	(1,831)

Market Neutral Fund

			Market
			Value•
		Shares	($000)
*	Tricida Inc.	(32,021)	(1,264)
	CVS Health Corp.	(23,057)	(1,256)
	Owens & Minor Inc.	(364,780)	(1,167)
*	Evolent Health Inc. Class A	(142,935)	(1,136)
*	Deciphera Pharmaceuticals Inc.	(49,189)	(1,109)
			(137,446)
Industrials (-18.0%)
	Granite Construction Inc.	(160,624)	(7,739)
*	Evoqua Water Technologies Corp.	(533,853)	(7,602)
*	Dycom Industries Inc.	(127,014)	(7,477)
	General Dynamics Corp.	(40,762)	(7,411)
*	Welbilt Inc.	(441,761)	(7,377)
	BWX Technologies Inc.	(141,310)	(7,362)
*	SiteOne Landscape
	Supply Inc.	(105,869)	(7,337)
	United Technologies Corp.	(55,149)	(7,180)
*	Beacon Roofing Supply Inc.	(193,071)	(7,090)
*	Middleby Corp.	(51,993)	(7,055)
*	Kirby Corp.	(87,339)	(6,900)
*	JELD-WEN Holding Inc.	(323,303)	(6,864)
*	Stericycle Inc.	(141,450)	(6,754)
	Allegiant Travel Co. Class A	(44,693)	(6,413)
	Wabtec Corp.	(86,675)	(6,220)
*	MRC Global Inc.	(343,426)	(5,879)
	TransUnion	(71,198)	(5,234)
	REV Group Inc.	(360,943)	(5,201)
	Fortive Corp.	(63,481)	(5,175)
	Northrop Grumman Corp.	(15,963)	(5,158)
*	CIRCOR International Inc.	(87,473)	(4,024)
	Arcosa Inc.	(93,867)	(3,532)
	Owens Corning	(59,487)	(3,462)
	Greenbrier Cos. Inc.	(112,202)	(3,411)
*	Air Transport Services Group Inc.	(136,518)	(3,331)
	Altra Industrial Motion Corp.	(90,487)	(3,247)
*	Univar Inc.	(146,749)	(3,234)
*	WillScot Corp. Class A	(204,377)	(3,074)
*	GMS Inc.	(125,342)	(2,758)
	Lindsay Corp.	(30,440)	(2,502)
*	PGT Innovations Inc.	(147,469)	(2,466)
*	Upwork Inc.	(133,455)	(2,146)
*	TPI Composites Inc.	(82,232)	(2,033)
	Brink’s Co.	(23,520)	(1,909)
	Kadant Inc.	(19,630)	(1,783)
*	Colfax Corp.	(59,589)	(1,670)
	Steelcase Inc. Class A	(95,254)	(1,629)
*	Cimpress NV	(16,196)	(1,472)
	Interface Inc. Class A	(95,547)	(1,465)
	Alamo Group Inc.	(14,385)	(1,438)
	Exponent Inc.	(22,975)	(1,345)
			(185,359)
Information Technology (-14.5%)
*	Trimble Inc.	(162,705)	(7,340)
	Corning Inc.	(220,438)	(7,325)
	Pegasystems Inc.	(98,707)	(7,029)
*	Black Knight Inc.	(115,328)	(6,937)
	Marvell Technology Group Ltd.	(288,081)	(6,877)
*	IPG Photonics Corp.	(44,506)	(6,865)
*	Tyler Technologies Inc.	(31,156)	(6,730)
*	NetScout Systems Inc.	(260,867)	(6,623)
*	Q2 Holdings Inc.	(79,492)	(6,070)
*	Coherent Inc.	(40,635)	(5,541)
	Littelfuse Inc.	(30,993)	(5,483)
	Brooks Automation Inc.	(141,275)	(5,474)
	CDK Global Inc.	(108,456)	(5,362)
	InterDigital Inc.	(82,040)	(5,283)
*	Pluralsight Inc. Class A	(173,920)	(5,273)
	Cognex Corp.	(95,569)	(4,585)
*	GoDaddy Inc. Class A	(65,055)	(4,564)
*	ForeScout Technologies Inc.	(134,745)	(4,562)
	Broadcom Inc.	(15,102)	(4,347)
	AVX Corp.	(230,332)	(3,824)
	SS&C Technologies Holdings Inc.	(57,344)	(3,304)
	Jack Henry & Associates Inc.	(24,026)	(3,218)
*	8x8 Inc.	(131,118)	(3,160)
*	Splunk Inc.	(24,986)	(3,142)
*	Lumentum Holdings Inc.	(58,041)	(3,100)
*	First Solar Inc.	(46,482)	(3,053)
*	Tenable Holdings Inc.	(94,675)	(2,702)
	TiVo Corp.	(264,264)	(1,948)
	Universal Display Corp.	(9,619)	(1,809)
*	Carbon Black Inc.	(93,420)	(1,562)
*	3D Systems Corp.	(162,057)	(1,475)
*	Proofpoint Inc.	(11,607)	(1,396)
*	Cree Inc.	(17,933)	(1,007)
*	2U Inc.	(25,895)	(975)
	Ebix Inc.	(10,176)	(511)
			(148,456)
Materials (-5.6%)
	Commercial Metals Co.	(405,004)	(7,229)
	Linde plc	(33,786)	(6,784)
	International Flavors & Fragrances Inc.	(45,721)	(6,634)
	Hecla Mining Co.	(3,666,905)	(6,601)
*	Summit Materials Inc. Class A	(312,260)	(6,011)
*	US Concrete Inc.	(116,565)	(5,792)
*	Crown Holdings Inc.	(90,303)	(5,518)

Market Neutral Fund

			Market
			Value•
		Shares	($000)
*	Century Aluminum Co.	(698,758)	(4,828)
*	Ingevity Corp.	(34,095)	(3,586)
	WR Grace & Co.	(36,465)	(2,775)
	AptarGroup Inc.	(12,805)	(1,592)
			(57,350)
	Real Estate (-5.7%)
	PotlatchDeltic Corp.	(183,482)	(7,152)
	VICI Properties Inc.	(309,016)	(6,811)
	Empire State Realty Trust Inc.	(453,912)	(6,722)
	American Homes 4 Rent Class A	(275,438)	(6,696)
	Pebblebrook Hotel Trust	(198,628)	(5,597)
	Brookfield Property REIT Inc. Class A	(267,559)	(5,054)
	WP Carey Inc.	(47,544)	(3,860)
	Prologis Inc.	(38,949)	(3,120)
	Newmark Group Inc. Class A	(321,590)	(2,888)
	Agree Realty Corp.	(44,742)	(2,866)
	QTS Realty Trust Inc. Class A	(51,792)	(2,392)
	CyrusOne Inc.	(32,499)	(1,876)
	Kilroy Realty Corp.	(24,743)	(1,826)
*	Marcus & Millichap Inc.	(50,320)	(1,552)
			(58,412)
	Utilities (-4.3%)
	South Jersey Industries Inc.	(213,927)	(7,216)
	Ormat Technologies Inc.	(111,149)	(7,046)
	Aqua America Inc.	(146,111)	(6,044)
	Dominion Energy Inc.	(76,199)	(5,892)
	NiSource Inc.	(186,315)	(5,366)
	Consolidated Edison Inc.	(61,186)	(5,365)
	Evergy Inc.	(63,260)	(3,805)
	NextEra Energy Inc.	(10,022)	(2,053)
	Edison International	(17,916)	(1,208)
			(43,995)
	Total Common Stocks Sold Short
	(Proceeds $1,012,198)		(1,030,116)
	Temporary Cash Investment (2.8%)
	Money Market Fund (2.8%)
1,2	Vanguard Market Liquidity Fund, 2.499% (Cost $28,523)	285,197	28,525
	†,2 Other Assets and Liabilities—Net (98.3%)		1,009,964
	Net Assets (100%)		1,027,010

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, Long Positions, at Value
Unaffiliated Issuers	1,018,637
Affiliated Vanguard Funds	28,525
Total Long Positions	1,047,162
Investment in Vanguard	54
† Cash Segregated for Short Positions	1,030,355
Receivables for Investment Securities Sold	10,677
Receivables for Accrued Income	996
Receivables for Capital Shares Issued	552
Other Assets	28
Total Assets	2,089,824
Liabilities
Securities Sold Short, at Value	1,030,116
Payables for Investment Securities Purchased	6,663
Collateral for Securities on Loan	23,175
Payables for Capital Shares Redeemed	1,745
Payables to Vanguard	282
Accrued Dividend Expense on Securities Sold Short	833
Total Liabilities	1,062,814
Net Assets	1,027,010

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,228,136
Total Distributable Earnings (Loss)	(201,126)
Net Assets	1,027,010

Investor Shares—Net Assets
Applicable to 73,165,861 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	759,103
Net Asset Value Per Share—Investor Shares	$10.38

Market Neutral Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 25,928,617 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	267,907
Net Asset Value Per Share—Institutional Shares	$10.33

•       See Note A in Notes to Financial Statements.

^       Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,144,000.

† Long security positions with a value of $698,068,000 and cash of $1,030,355,000 are held in a segregated account at the fund’s custodian bank and pledged to a broker-dealer as collateral for the fund’s obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.

*        Non-income-producing security.

1      Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2      Includes $23,175,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends	7,887
Interest[1]	13,784
Securities Lending—Net	231
Total Income	21,902
Expenses
The Vanguard Group—Note B
Investment Advisory Services	557
Management and Administrative—Investor Shares	474
Management and Administrative—Institutional Shares	74
Marketing and Distribution—Investor Shares	59
Marketing and Distribution—Institutional Shares	5
Custodian Fees	14
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Dividend Expense on Securities Sold Short	7,801
Total Expenses	8,995
Net Investment Income (Loss)	12,907
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[1]	25,717
Investment Securities Sold Short	(35,064)
Foreign Currencies	(1)
Realized Net Gain (Loss)	(9,348)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[1]	151,184
Investment Securities Sold Short	(300,876)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(149,692)
Net Increase (Decrease) in Net Assets Resulting from Operations	(146,133)

1      Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $52,000, $2,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,907	15,439
Realized Net Gain (Loss)	(9,348)	19,030
Change in Unrealized Appreciation (Depreciation)	(149,692)	(24,650)
Net Increase (Decrease) in Net Assets Resulting from Operations	(146,133)	9,819
Distributions
Net Investment Income
Investor Shares	(925)	(11,957)
Institutional Shares	(351)	(3,417)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,276)	(15,374)
Capital Share Transactions
Investor Shares	(337,724)	(155,618)
Institutional Shares	(42,508)	15,693
Net Increase (Decrease) from Capital Share Transactions	(380,232)	(139,925)
Total Increase (Decrease)	(527,641)	(145,480)
Net Assets
Beginning of Period	1,554,651	1,700,131
End of Period	1,027,010	1,554,651

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	June 30,			Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.62	$11.66	$12.39	$12.12	$11.50	$11.03
Investment Operations
Net Investment Income (Loss)	.108[1]	.108[1]	.111[1]	.050	.002[1]	(.032)
Net Realized and Unrealized Gain (Loss) on Investments	(1.338)	(.038)	(.717)	.267	.620	.502
Total from Investment Operations	(1.230)	.070	(.606)	.317	.622	.470
Distributions
Dividends from Net Investment Income	(.010)	(.110)	(.124)	(.047)	(.002)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.010)	(.110)	(.124)	(.047)	(.002)	—
Net Asset Value, End of Period	$10.38	$11.62	$11.66	$12.39	$12.12	$11.50

Total Return	-10.59%	0.59%	-4.89%	2.62%	5.41%	4.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$759	$1,209	$1,368	$1,760	$650	$257
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.41%	1.80%	1.54%	1.60%	1.46%	1.64%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.20%	0.20%	0.22%	0.22%	0.25%	0.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.91%	0.93%	0.94%	0.48%	0.01%	(0.38)%
Portfolio Turnover Rate	70%	110%	79%	64%	68%	73%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1      Calculated based on average shares outstanding.

2      Includes dividend expense on securities sold short of 1.21%, 1.60%, 1.32%, 1.38%, 1.06%, and 1.21%, respectively.

3      Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.00%, 0.15%, and 0.18%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	June 30,			Year Ended December 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.57	$11.61	$12.34	$12.07	$11.45	$10.97
Investment Operations
Net Investment Income (Loss)	.113[1]	.119[1]	.123[1]	.061	.011[1]	(.023)
Net Realized and Unrealized Gain (Loss) on Investments	(1.341)	(.043)	(.719)	.265	.621	.503
Total from Investment Operations	(1.228)	.076	(.596)	.326	.632	.480
Distributions
Dividends from Net Investment Income	(.012)	(.116)	(.134)	(.056)	(.012)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.012)	(.116)	(.134)	(.056)	(.012)	—
Net Asset Value, End of Period	$10.33	$11.57	$11.61	$12.34	$12.07	$11.45

Total Return	-10.62%	0.65%	-4.83%	2.70%	5.52%	4.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$268	$346	$332	$338	$102	$55
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.35%	1.74%	1.46%	1.52%	1.36%	1.54%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.14%	0.14%	0.14%	0.14%	0.15%	0.15%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.97%	0.99%	1.02%	0.56%	0.11%	(0.28)%
Portfolio Turnover Rate	70%	110%	79%	64%	68%	73%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1      Calculated based on average shares outstanding.

2      Includes dividend expense on securities sold short of 1.21%, 1.60%, 1.32%, 1.38%, 1.06%, and 1.21%, respectively.

3      Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.00%, 0.15%, and 0.18%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Notes to Financial Statements

Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated.

This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund may receive a portion of the income from the investment of collateral, or be charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The net amounts of income or fees are recorded as interest income (for net income received) or borrowing expense on securities sold short (for net fees charged) in the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations.

Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Market Neutral Fund

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

7. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined

Market Neutral Fund

by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $54,000 representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At June 30, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of June 30, 2019, gross unrealized appreciation and depreciation for investments and securities sold short based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	974,458
Gross Unrealized Appreciation	265,394
Gross Unrealized Depreciation	(210,608)
Net Unrealized Appreciation (Depreciation)	54,786

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $258,700,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended June 30, 2019, the fund purchased $436,733,000 of investment securities and sold $1,133,395,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $509,491,000 and $1,393,937,000, respectively.

Market Neutral Fund

F.       Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	101,930	9,218	406,078	34,392
Issued in Lieu of Cash Distributions	789	72	10,168	873
Redeemed	(440,443)	(40,184)	(571,864)	(48,521)
Net Increase (Decrease)—Investor Shares	(337,724)	(30,894)	(155,618)	(13,256)
Institutional Shares
Issued	36,047	3,261	129,075	10,942
Issued in Lieu of Cash Distributions	277	25	2,788	240
Redeemed	(78,832)	(7,252)	(116,170)	(9,906)
Net Increase (Decrease)—Institutional Shares	(42,508)	(3,966)	15,693	1,276

G.     Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Market Neutral Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was reasonable compared with the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6342 082019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  August 16, 2019

VANGUARD MONTGOMERY FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 16, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.